Identification and business activity - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Compaa Minera Condesa S.A | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Inversiones Colquijirca S.A. | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Mexico
Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Chile
El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Empresa de Generacin Huanza S.A | Energy generation and transmission services [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Rio Seco | Industrial activities [Member]
Identification and business activity
Country of incorporation of subsidiary	Peru
Direct [Member] | Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Compaa Minera Condesa S.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	3.19%	3.19%
Direct [Member] | Inversiones Colquijirca S.A. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	89.76%	89.76%
Direct [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	20.00%	20.00%
Direct [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	53.06%	53.06%
Direct [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	99.80%	99.80%
Direct [Member] | Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	90.00%
Direct [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	99.98%	99.98%
Direct [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	70.00%	70.00%
Direct [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct [Member] | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Empresa de Generacin Huanza S.A | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	99.98%	99.98%
Direct [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct [Member] | Rio Seco | Industrial activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Indirect [Member] | Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Compaa Minera Condesa S.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	58.24%	58.24%
Indirect [Member] | Inversiones Colquijirca S.A. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	10.24%	10.24%
Indirect [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	40.00%	40.00%
Indirect [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.20%	0.20%
Indirect [Member] | Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	10.00%
Indirect [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.02%	0.02%
Indirect [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	1.00%	1.00%
Indirect [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	1.00%	1.00%
Indirect [Member] | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Empresa de Generacin Huanza S.A | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Indirect [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.02%	0.02%
Indirect [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	98.00%
Indirect [Member] | Rio Seco | Industrial activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%